Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement [Text Block]	bbfi3_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Service Shares

Supplement dated September 27, 2018

to the Summary Prospectus and Prospectus,

dated January 26, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section in the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[2,3]	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Interest Expense[4,5]	—
Other Expenses of the Fund	0.18%
Other Expenses of the Subsidiary[6]	—
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.75%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[2]	BlackRock Advisors, LLC (“BlackRock”) receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 32, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, with the exception of the Fund’s investment in the Master Portfolio, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[4]	Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.24% for Service Shares.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.
[6]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s last fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$77	$246	$430	$963

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 806% of the average value of its portfolio.

The last sentence in the second paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the last sentence in the second paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” are amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi3_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Service Shares

Supplement dated September 27, 2018

to the Summary Prospectus and Prospectus,

dated January 26, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section in the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[2,3]	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Interest Expense[4,5]	—
Other Expenses of the Fund	0.18%
Other Expenses of the Subsidiary[6]	—
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.75%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[2]	BlackRock Advisors, LLC (“BlackRock”) receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 32, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, with the exception of the Fund’s investment in the Master Portfolio, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[4]	Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.24% for Service Shares.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.
[6]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s last fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$77	$246	$430	$963

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 806% of the average value of its portfolio.

The last sentence in the second paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” and the last sentence in the second paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Principal Risks of Investing in the Fund” are amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”